Other information - Schedule of Supplemental Cash Flow Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Additional Financial Information Disclosure [Abstract]
Interest paid	$ 372.4	$ 232.0	$ 149.5
Interest received	11.2	6.1	3.1
Undrawn credit facility fee paid	23.1	21.4	1.9
Income taxes (recovery) paid	(5.7)	(14.5)	25.7
Non-cash financing and investing transactions:
Change in right-of-use assets and operating lease liabilities	24.2	127.2	9.6
Commencement of sales-type lease	0.0	0.0	343.9
Purchase option finance lease	(127.1)	0.0	0.0
Interest capitalized on vessels under construction	2.9	2.8	4.0
Prepayments transferred to vessels upon vessel delivery	0.0	0.0	12.7
Non-cash financing and investing transactions	(100.0)	130.0	370.2
Changes in operating assets and liabilities
Accounts receivable	(42.5)	(61.6)	35.2
Inventories	(4.2)	(3.6)	0.2
Prepaid expenses and other, and other assets	(1.0)	29.1	(54.1)
Acquisition related asset	(0.9)	0.0	0.0
Net investment in lease	27.5	20.5	14.9
Accounts payable and accrued liabilities	119.0	17.7	16.6
Addition of mobilization assets	(3.5)	0.0	0.0
Settlement of decommissioning provisions	(2.4)	(36.9)	(6.0)
Deferred revenue	145.6	13.7	18.1
Income tax payable	(5.7)	(14.5)	(13.5)
Major maintenance	(125.0)	(47.5)	(38.7)
Other assets	0.9	0.0	0.0
Other liabilities	5.1	0.0	18.9
Operating lease liabilities	(89.2)	(89.8)	(122.6)
Finance lease liabilities	5.3	(7.9)	0.0
Derivative instruments	(36.2)	7.4	26.5
Contingent consideration asset	2.2	3.2	6.1
Changes in operating assets and liabilities	$ (5.0)	$ (170.2)	$ (98.4)